SHAREHOLDERS' EQUITY (Details 1) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2015	Dec. 31, 2014
Aggregate intrinsic value, Outstanding	$ 3,885		$ 0	$ 3,885
Employee Stock Option [Member]
Stock Options, Outstanding Beginning Balance			113,000	21,000
Stock Units, Granted	75,000	75,000	51,500	66,500
Options, Exercised
Options, Cancelled
Options, Forfeited
Stock Options, Outstanding Ending Balance	113,000		164,500	113,000
Options, Vested			164,500	87,500
Weighted average exercise price, Outstanding Beginning Balance			$ 0.37	$ 0.64
Weighted average exercise price, Granted			$ 0.12	$ .34
Weighted average exercise price, Exercised
Weighted average exercise price, Cancelled
Weighted average exercise price, Forfeited
Weighted average exercise price, Outstanding Ending Balance	$ 0.37		$ 0.29	$ 0.37
Weighted average exercise price, Vested	$ .42		$ 0.29	$ .42
Weighted average remaining contractual life (years), Outstanding			9 years 6 months	9 years 10 months 24 days
Weighted average remaining contractual life (years), Granted			9 years 8 months 12 days	9 years 7 months 6 days
Weighted average remaining contractual life (years), Vested			9 years	9 years 7 months 6 days
Aggregate intrinsic value, Outstanding	$ 388,500			$ 388,500
Aggregate intrinsic value, Vested	$ 388,500			$ 388,500